Significant Accounting Policies - Leases (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Significant Accounting Policies
Total right-of use assets					¥ 235,700
Lease expire		Dec. 31, 2024
Weighted average term		3 years 2 months 12 days
Discount rate		4.75%
Operating lease rent expense			¥ 55,800	¥ 55,000
Operating Lease, Cost		¥ 79,400
Operating Leases [Abstract]
2020		93,741
2021		100,109
2022		89,399
2023		28,643
2024		357
Total future lease payments		312,249
Impact of discounting remaining lease payments		(23,298)
Total lease liabilities		¥ 288,951
Under Leases [Abstract]
2019	[1]		65,400
2020	[1]		72,230
2021	[1]		73,054
2022	[1]		69,681
Beyond 2022	[1]		¥ 19,544

[1]	Amounts are based on ASC 840, Leases that were superseded upon the Company’s adoption of ASC 842, Leases on January 1, 2019.